ORGANIZATION AND PRINCIPAL ACTIVITIES (CDTV Holding's Subsidiaries and Consolidated Variable Interest Entity) (Details)	12 Months Ended
Dec. 31, 2015
China Digital TV Technology Co., Ltd. ("CDTV BVI") [Member]
Subsidiaries [Line Items]
Date of incorporation	Mar. 09, 2004
Place of incorporation /establishment	BVI
Percentage of economic ownership	100.00%
Super TV [Member]
Subsidiaries [Line Items]
Date of incorporation	May 31, 2004
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Golden Benefit Technology Limited ("Golden Benefit")
Subsidiaries [Line Items]
Date of incorporation	Dec. 06, 2007
Place of incorporation /establishment	Hong Kong
Percentage of economic ownership	100.00%
China Super Media Holdings Limited ('CSM Holdings')
Subsidiaries [Line Items]
Date of incorporation	Feb. 25, 2008
Place of incorporation /establishment	Hong Kong
Percentage of economic ownership	100.00%
Beijing N-S Information Technology Co., Ltd ("N-S Information Technology") [Member]
Subsidiaries [Line Items]
Date of incorporation	Jul. 23, 2010
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") [Member]
Subsidiaries [Line Items]
Date of incorporation	Jan. 19, 2011
Place of incorporation /establishment	the PRC
Percentage of economic ownership	67.50%
Beijing Joysee Technology Co., Ltd ("Joysee") [Member]
Subsidiaries [Line Items]
Date of incorporation	May 13, 2011
Place of incorporation /establishment	the PRC
Percentage of economic ownership	76.90%
Xinsi Yijia [Member]
Subsidiaries [Line Items]
Date of incorporation	Dec. 31, 2012
Place of incorporation /establishment	the PRC
Percentage of economic ownership	67.50%
Beijing Shibo Movie Technology Co., Ltd. ("Shibo Movie") [Member]
Subsidiaries [Line Items]
Date of incorporation	Feb. 15, 2012
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
N-S Digital TV [Member]
Subsidiaries [Line Items]
Date of incorporation	May 31, 2004
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Beijing Novel-Super Media Investment Co., Ltd. ("N-S Media Investment") [Member]
Subsidiaries [Line Items]
Date of incorporation	Dec. 19, 2007
Place of incorporation /establishment	the PRC
Percentage of economic ownership	100.00%
Variable Interest Entity Primary Beneficiary [Member] | Dingyuan [Member]
Subsidiaries [Line Items]
Date of incorporation	Aug. 21, 2013
Place of incorporation /establishment	the PRC
Percentage of equity interest	67.50%